Housing Loans and Deposits from Customers in the Banking Business - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Housing Loans And Deposits From Customers [Abstract]
Housing loans in the banking business, Carrying amount	¥ 1,685,504	¥ 1,522,415
Allowance for credit losses of housing loans in the banking business	829	717
Balance of time deposits issued in amounts of 10 million yen or more	¥ 292,968	¥ 279,943